Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
StockSnips AI-Powered Sentiment US All Cap ETF (NEWZ)
(the “Fund”)
March 20, 2026
Supplement to the Prospectus dated May 31, 2025, as previously supplemented

Effectively immediately, the third sentence of the “Dividends and Distributions” paragraph under the DIVIDENDS, DISTRIBUTIONS, AND TAXES section of the Prospectus as been revised as follows:
The Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends annually.

Please retain this Supplement for future reference.